Borrowings (Schedule Of Outstanding Debt) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013	Dec. 27, 2012
Debt Instrument [Line Items]
Outstanding Balance	$ 942.0		$ 936.0		$ 892.0
Less: debt issuance costs related to term loans and senior notes	(9.6)		(10.6)		(15.5)		$ (17.7)	$ (18.3)
Carrying value of long-term debt	932.4		925.4		892.0
Term Loans [Member]
Debt Instrument [Line Items]
Outstanding Balance	$ 270.0	[1]	$ 270.0	[1],[2]	270.0	[2]
Maturity Date	Nov. 26, 2019	[1]	Nov. 26, 2019	[2]
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Outstanding Balance	$ 200.0		$ 200.0		200.0
Maturity Date	Jul. 15, 2021		Jul. 15, 2021
Interest Rate	7.875%		7.875%
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Outstanding Balance	$ 400.0		$ 400.0		400.0
Maturity Date	Apr. 15, 2022		Apr. 15, 2022
Interest Rate	6.00%		6.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding Balance	$ 72.0	[1]	$ 66.0	[1],[2]	$ 22.0	[2]
Maturity Date	Nov. 26, 2019	[1]	Nov. 26, 2019	[2]

[1]	The interest rates on the revolving credit facility and term loans are described below.
[2]	The interest rates on the revolving credit facility and term loan are described below.